Impairments (Tables)	6 Months Ended
Jun. 30, 2011
Asset Impairment Charges [Abstract]
Details Of Impairment Of Long Lived Assets Held And Used By Asset [Text Block]
	Six months ended June 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

South Africa

Impairment of abandoned shaft pillar development at TauTona	9	-
Write-off of mining assets at Savuka	1	-
Impairment of Tau Lekoa (classified as held for sale in 2010)	-	8

Continental Africa

Write-off of vehicles and mining equipment at Obuasi	1	-
Write-off of tailings storage facility at Iduapriem	-	8
Write-off of vehicles and heavy mining equipment at Geita	-	3
	11	19